Equity investments (Tables)	6 Months Ended
Jun. 30, 2024
Cost Method Investments [Abstract]
Schedule of Equity investments	Equity investments consist of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,114,030	1,134,680	159,213
10% Investment (1 company)	268,422	268,422	37,664
9.0% Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,219,211
5.0% Investment (23 companies in the AR, VR and digital marketing areas)	542,654	542,654	76,143
4.0% Investment (13 companies in the AR, VR, 3D animation and software areas)	289,369	289,369	40,603
3.5% Investment (2 companies in the AR and VR areas)	342,948	342,948	48,121
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	43,867	43,867	6,155
2.0% Investment (3 companies in the AR, VR, 3D animation and software areas)	25,022	25,022	3,511
1.0% Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	185,320	185,320	26,003
Total	11,500,708	11,521,358	1,616,624